Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Beginning balance	$ 23,136	$ 22,607
Foreign currency translation adjustment	(1,957)	529
Ending balance	$ 21,179	$ 23,136